Satellites, Property and Other Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Satellites, Property and Other Equipment (Tables) [Line Items]
Schedule of Satellites, Property and Other Equipment
	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2022	$3,378,510	$171,785	$85,735	$43,380	$390,540	$4,069,950
Additions	—	56	865	921	54,570	56,412
Disposals/retirements	—	(1,415)	(2,464)	(932)	—	(4,811)
Transfers from assets under construction	—	1,862	1,526	—	(3,388)	—
Impact of foreign exchange	55,463	2,296	558	983	28,513	87,813
Cost as at December 31, 2022	3,433,973	174,584	86,220	44,352	470,235	4,209,364
Additions	—	52	615	1,473	114,090	116,230
Disposals/retirements	—	(4,433)	(2,880)	(156)	—	(7,469)
Transfers from assets under construction	9,598	4,890	3,530	—	(18,018)	—
Impact of foreign exchange	(18,810)	(612)	(103)	(316)	(12,166)	(32,007)
Cost as at December 31, 2023	$3,424,761	$174,481	$87,382	$45,353	$554,141	$4,286,118
Accumulated depreciation and impairment as at January 1, 2022	$(2,445,367)	$(129,864)	$(57,689)	$(7,342)	$—	$(2,640,262)
Depreciation	(172,331)	(8,786)	(4,313)	(3,325)	—	(188,755)
Disposals/retirements	—	1,414	2,296	462	—	4,172
Impact of foreign exchange	(18,734)	(945)	(517)	(239)	—	(20,435)
Accumulated depreciation and impairment as at December 31, 2022	(2,636,432)	(138,181)	(60,223)	(10,444)	—	(2,845,280)
Depreciation	(167,393)	(7,996)	(4,118)	(3,162)	—	(182,669)
Impairment	(13,787)	—	—	—	—	(13,787)
Disposals/retirements	—	4,497	2,921	156	—	7,574
Impact of foreign exchange	8,053	296	(114)	107	—	8,342
Accumulated depreciation and impairment as at December 31, 2023	$(2,809,559)	$(141,384)	$(61,534)	$(13,343)	$—	$(3,025,820)
Net carrying values
As at December 31, 2022	$797,541	$36,403	$25,997	$33,908	$470,235	$1,364,084
As at December 31, 2023	$615,202	$33,097	$25,848	$32,010	$554,141	$1,260,298

(1)      Right-of-use assets consisted primarily of property leases.